SUPPLEMENT TO THE CURRENTLY EFFECTIVE SUMMARY PROSPECTUS, STATUTORY PROSPECTUS AND
STATEMENT OF ADDITIONAL INFORMATION

Xtrackers USD High Yield BB-B ex Financials ETF (BHYB)

Shares of the fund are not currently offered for purchase.
Please Retain This Supplement for Future Reference
October 17, 2023
PRO_SAISTKR23-98